Supplementary information on oil and gas activities (unaudited) - Summary of capitalized costs (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Impairment loss	$ 38,252	$ 4,207